Interim Condensed Consolidated Statements of Income and Comprehensive Income $ in Thousands, $ in Thousands	6 Months Ended						12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 SGD ($) $ / shares shares		Jun. 30, 2023 SGD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares		Dec. 31, 2022 SGD ($) $ / shares shares		Dec. 31, 2021 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 7,927		$ 10,742		$ 8,814		$ 13,668		$ 18,032		$ 18,631		$ 14,764
Cost of revenues	(5,835)		(7,908)		(6,716)		(10,359)		(13,666)		(13,503)		(12,416)
Gross profit	2,092		2,834		2,098		3,309		4,366		5,128		2,348
Gross profit	2,092		2,834		2,098		3,309		4,366		5,128		2,348
Operating expenses:
Selling and marketing expenses	(63)		(86)		(38)		(40)		(53)		(27)		(22)
General and administrative expenses	(1,609)		(2,181)		(1,868)		(2,504)		(3,303)		(3,337)		(2,267)
Total operating expenses	(1,672)		(2,267)		(1,906)		(2,544)		(3,356)		(3,364)		(2,289)
Income from operations	420		567		192		765		1,010		1,764		59
Other income (loss):
Other income	408		554		463		552		728		542		707
Interest expense	(175)		(236)		(183)		(387)		(511)		(336)		(217)
Other expense	(47)		(64)		(119)		(453)		(597)		(545)		(550)
Change in fair value in financial instrument	(37)		(49)								2		3
Total other income (loss)	149		205		161		(288)		(380)		(337)		(57)
Income before tax expense	569		772		353		477		630		1,427		2
Income tax expense	(128)		(174)		(74)		(84)		(111)		(235)
Net income	441		598		279		393		519		1,192		2
Other comprehensive income
Foreign currency translation gain/ (loss), net of taxes	(21)		(29)		(52)		(52)		(69)		2		(24)
Total comprehensive income(loss)	$ 420		$ 569		$ 227		$ 341		$ 450		$ 1,194		$ (22)
Net income per share attributable to ordinary shareholders
Basic | (per share)	$ 0.09		$ 0.12		$ 0.06		$ 0.08	[1]	$ 0.10	[1]	$ 0.25	[1]	$ 0.00	[1]
Diluted | (per share)	$ 0.09		$ 0.12		$ 0.06		$ 0.08	[1]	$ 0.10	[1]	$ 0.25	[1]	$ 0.00	[1]
Weighted average number of ordinary shares used in computing net income per share
Basic, Shares	5,006,666	[2]	5,006,666	[2]	5,006,666	[2]	5,006,666,000	[1]	5,006,666,000	[1]	4,697,772,000	[1]	4,000,000,000	[1]
Diluted,Shares	5,006,666	[2]	5,006,666	[2]	5,006,666	[2]	5,006,666,000	[1]	5,006,666,000	[1]	4,697,772,000	[1]	4,000,000,000	[1]

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[2]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements